Note 11 - Company Earn-Out and Warrant Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	July 1,	December 31,
	2021	2021
Term (in years)	7.00	6.50
Volatility	40.00%	40.00%